Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 18,762	$ 13,001	$ 14,165	$ 12,133
Denominated in U.S. dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	8,987	8,194
Denominated in Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	6,163	2,725
Denominated in NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,768	428
Denominated in GBP [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,798	1,597
Other [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 46	$ 57